Schedule of Investments (unaudited) January 31, 2020	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 01/15/30	$297,427	$304,843,504
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/20	373,955	373,664,207
0.13%, 04/15/21	1,934,584	1,930,326,381
0.13%, 01/15/22	424,595	425,612,775
0.13%, 04/15/22	915,899	917,753,841
0.13%, 01/15/23	831,044	836,821,818
0.13%, 07/15/24	932,680	949,496,583
0.13%, 10/15/24	107,067	109,093,341
0.13%, 07/15/26	1,133,352	1,159,686,789
0.25%, 01/15/25	821,505	840,374,520
0.25%, 07/15/29	115,518	120,062,243
0.38%, 07/15/23	311,593	318,366,178
0.38%, 07/15/25	1,107,610	1,147,183,789
0.38%, 01/15/27	749,777	777,795,295
0.38%, 07/15/27	848,276	885,051,748
0.50%, 04/15/24	355,576	365,363,308
0.50%, 01/15/28	245,627	258,160,317
0.63%, 07/15/21	384,449	388,413,640
0.63%, 04/15/23	156,303	159,821,611
0.63%, 01/15/24	447,403	461,607,126
0.63%, 01/15/26	1,538,176	1,612,636,336
0.63%, 02/15/43	127,399	137,492,284
0.75%, 07/15/28	541,609	584,332,908
0.75%, 02/15/42	659,405	728,355,234
0.75%, 02/15/45	789,726	877,285,938
0.88%, 01/15/29	263,903	287,740,046
0.88%, 02/15/47	133,606	154,163,946
1.00%, 02/15/46	254,554	299,999,186
1.00%, 02/15/48	230,154	274,368,882
1.00%, 02/15/49	47,301	56,836,091

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.13%, 01/15/21	$21,163	$21,323,541
1.25%, 07/15/20	40,772	41,057,736
1.38%, 02/15/44	608,750	763,471,061
1.75%, 01/15/28	490,103	563,312,305
2.00%, 01/15/26	214,309	242,101,763
2.13%, 02/15/40	61,843	85,218,840
2.38%, 01/15/25	9,787	11,036,037
2.38%, 01/15/27	122,036	143,549,593
2.50%, 01/15/29	387,545	478,481,308
3.63%, 04/15/28	336,358	439,005,722
3.88%, 04/15/29	446,985	610,166,926

		21,141,434,697

Total U.S. Government Obligations — 99.3% (Cost: $20,309,269,847)		21,141,434,697

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)(c)	909,372	909,372,000

Total Short-Term Investments — 4.3% (Cost: $909,372,000)		909,372,000

Total Investments in Securities — 103.6% (Cost: $21,218,641,847)		22,050,806,697

Other Assets, Less Liabilities — (3.6)%		(764,737,049)

Net Assets — 100.0%		$21,286,069,648

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.
(c)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	29,669	879,703	909,372	$909,372,000	$935,606	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® TIPS Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$21,141,434,697	$—	$21,141,434,697
Money Market Funds	909,372,000	—	—	909,372,000

	$909,372,000	$21,141,434,697	$—	$22,050,806,697

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